Basis of preparation (Tables)	12 Months Ended
May 31, 2020
Basis of preparation
Schedule of subsidiaries

Subsidiaries	Jurisdiction of incorporation	Ownership interest 1
Broken Coast Cannabis Ltd.	British Columbia, Canada	100%
ARA – Avanti Rx Analytics Inc.	Ontario, Canada	100%
FL Group S.r. l .	Italy	100%
ABP, S.A.	Argentina	100%
Nuuvera Deutschland GmbH 2	Germany	100%
Aphria RX GmbH	Germany	100%
CC Pharma GmbH	Germany	100%
CC Pharma Research and Development GmbH	Germany	100%
Aphria Wellbeing GmbH	Germany	100%
Marigold Projects Jamaica Limited	Jamaica	95% 3
ASG Pharma Ltd.	Malta	100%
ColCanna S.A.S.	Colombia	90%
CC Pharma Nordic ApS	Denmark	75%
1974568 Ontario Ltd.	Ontario, Canada	51%

1
The Company defines ownership interest as the interest in which the Company is entitled to a proportionate share of net income. Legal ownership of some subsidiaries differ from ownership interest shown above.

2	Entity name was changed to Aphria Germany GmbH subsequent to year-end.
3
The Company holds 49% of the issued and outstanding shares of Marigold Projects Jamaica Limited, through wholly owned subsidiary Marigold Acquisitions Inc. The Company holds rights through a licensing agreement to 95% of the results of operations of Marigold Projects Jamaica Limited.